Cash and Cash Equivalents - Disclosure of Detailed Information of Cash Flow Statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Net cash flows from operating activities		€ 517	€ 553	€ 3,319
Net cash flows from investing activities		(438)	(1,196)	(1,078)
Net cash flows from financing activities		(2,395)	519	(465)
Net increase / (decrease) in cash and cash equivalents	[1]	€ (2,317)	€ (125)	€ 1,776

[1]	Included in net increase / (decrease) in cash and cash equivalents are interest received (2018: EUR 5,914 million, 2017: EUR 6,215 million and 2016: EUR 6,691 million) dividends received (2018: EUR 1,222 million, 2017: EUR 1,292 million and 2016: EUR 1,387 million) and interest paid (2018: EUR 400 million, 2017: EUR 311 million and 2016: EUR 300 million). All included in operating activities except for dividend received from joint ventures and associates (2018: EUR 97 million, 2017: EUR 129 million and 2016: EUR 203 million).